UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2014

Date of reporting period: 02/28/2014

Item 1 – Report to Stockholders

FEBRUARY 28, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Floating Rate Income Portfolio	of BlackRock Funds II

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as easy monetary policy gave investors enough conviction to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were more volatile given uneven growth rates and more direct exposure to macro risks such as the banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world amid fears over slowing growth and debt problems.

Global financial markets were rattled in May when then-Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs – comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although autumn brought mixed events, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time reaffirmed its commitment to maintaining low short-term interest rates. Markets reacted positively, as the taper signaled the Fed’s perception of real improvement in the economy, and investors were finally relieved from the anxiety that had gripped them for quite some time.

The start of the new year brought another turn in sentiment, as heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. Although these head-winds persisted, equities were back on the rise in February thanks to positive developments in Washington, DC. For one, Congress extended the nation’s debt ceiling through mid-March 2015, thereby reducing some degree of fiscal uncertainty for the next year. Additionally, investors were encouraged by market-friendly comments in new Fed Chair Janet Yellen’s Congressional testimony, giving further assurance that short-term rates would remain low for a prolonged period.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also a key cause of investor uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended February 28. In contrast, emerging markets were weighed down by uneven growth, high levels of debt and severe currency weakness, in addition to the broader concern about reduced global liquidity. The anticipation of Fed tapering during 2013 pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also a key cause of investor uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2014
	6-month	12-month
US large cap equities (S&P 500® Index)	15.07%	25.37%
US small cap equities (Russell 2000® Index)	17.75	31.56
International equities (MSCI Europe, Australasia, Far East Index)	15.01	19.28
Emerging market equities (MSCI Emerging Markets Index)	4.77	(6.01)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	2.61	(3.65)
US investment grade bonds (Barclays US Aggregate Bond Index)	2.84	0.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	6.08	(0.27)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.46	8.36

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of February 28, 2014

Investment Objective

BlackRock Floating Rate Income Portfolio’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended February 28, 2014, the Fund’s Institutional Shares performed in line with its benchmark, the S&P®/LSTA Leveraged Loan Index, while all other share classes underperformed the benchmark.

What factors influenced performance?

•

Security selection among higher quality loan instruments, where the Fund maintained a quality bias, had a positive impact on performance. From an industry perspective, holdings within gaming, wirelines and lodging boosted results. The Fund’s tactical allocation to high yield bonds generated additional gains as the asset class outperformed bank loans during the period. Exposure to high-quality collateralized loan obligations (“CLOs”) also enhanced results.

•

Conversely, security selection in the media non-cable and electric industries detracted from results. The Fund’s underweight relative to the benchmark index in lower-rated loan credits hindered results as this segment performed well during the period.

Describe recent portfolio activity.

•

During the period, the Fund maintained its focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. With the average loan trading recently at or just above par (i.e., with limited or no upside), the Fund has concentrated its investments in strong companies with stable cash flows and high quality collateral, with the ability to meet interest obligations and ultimately return principal. The Fund has been actively participating in the new-issue market, where the more appealing investment opportunities have been emerging. Although we expect modest growth and improving economic conditions, we continue to limit the Fund’s exposure to lower-rated segments of the market given less attractive risk-reward profiles in that space. From an asset allocation perspective, we continued to reduce exposure to higher-quality high yield bonds as valuations in that market also moved closer to fair value. In addition, we tactically added risk in high-quality CLOs.

•

The Fund held an allocation to cash and cash equivalents during the period. A portion of the cash balance was committed for pending transactions while the remainder was on reserve for use in the new-issue market as opportunities emerge. The Fund’s cash holdings created a drag on Fund returns relative to the benchmark index (which has no cash component) as cash investments underperformed the bank loan market during the period.

Describe portfolio positioning at period end.

•

At period end, the Fund held 88% of its total portfolio in floating rate loan interests (bank loans), with the remainder in cash and cash equivalents, asset backed securities, corporate bonds and other interests. The Fund’s highest-conviction holdings included La Quinta (lodging), Caesars Entertainment Resort Properties LLC (gaming) and Level 3 Financing, Inc. (wirelines).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
Floating Rate Loan Interests	96%
Asset-Backed Securities	2
Corporate Bonds	2

Credit Quality Allocations[1]	Percent of Long-Term Investments
A	1%
BBB/Baa	8
BB/Ba	41
B	45
CCC/Caa	4
Not Rated	1

[1]	Using the higher of Standard and Poor’s or Moody’s Investors Service, Inc. ratings.

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the Fund to achieve a floating rate of income.

[3]

This unmanaged composite index tracks returns in the leveraged loan market, capturing a broad cross-section of the US leveraged loan market – including dollar-denominated and US-syndicated loans to overseas issuers.

Performance Summary for the Period Ended February 28, 2014
				Average Annual Total Returns[4]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.70%	3.69%	2.80%	4.82%	N/A	11.21%	N/A	4.36%	N/A
Investor A	3.34	3.33	2.66	4.52	1.91%	10.86	10.29%	4.07	3.80%
Investor C	2.66	2.66	2.28	3.72	2.72	10.04	10.04	3.30	3.30
Investor C1	2.93	2.92	2.40	4.01	3.01	10.32	10.32	3.56	3.56
S&P®/LSTA Leveraged Loan Index	—	—	2.80	4.83	N/A	12.76	N/A	5.23	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[6]
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period[5]	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,028.00	$3.52	$1,000.00	$1,021.32	$3.51	0.70%
Investor A	$1,000.00	$1,026.60	$4.87	$1,000.00	$1,019.98	$4.86	0.97%
Investor C	$1,000.00	$1,022.80	$8.63	$1,000.00	$1,016.27	$8.60	1.72%
Investor C1	$1,000.00	$1,024.00	$7.43	$1,000.00	$1,017.46	$7.40	1.48%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	5

About Fund Performance

The Fund acquired the assets and liabilities of BlackRock Senior Floating Rate Fund, Inc. (the “Predecessor Fund”) in a reorganization on March 21, 2011. The Predecessor Fund’s performance and financial history have been adopted by the Fund and are used going forward from the date of reorganization.

•

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to March 21, 2011, Institutional Shares’ performance results are those of the Predecessor Fund restated to reflect Institutional Shares’ fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 2.50% and a service fee of 0.25% per year (but no distribution fee). Prior to March 21, 2011, Investor A Share’s performance results are those of the Predecessor Fund. Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Investor C and Investor C1 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, Investor C and Investor C1 Shares are subject to a distribution fee of 0.75% and 0.50% per year, respectively, and a service fee of 0.25% and 0.25% per year, respectively. Prior to March 21, 2011, Investor C and Investor C1 Shares’ performance results are those of the Predecessor Fund restated to reflect Investor C and Investor C1 Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 5 of the Notes to Consolidated Financial Statements for additional information on waivers and reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on September 1, 2013 and held through February 28, 2014) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including foreign currency exchange contracts, as specified in Note 4 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, credit and foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	7

Consolidated Schedule of Investments February 28, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)	Par (000)		Value
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.89%, 4/15/24	USD	1,000	$976,473
ALM VII Ltd., Series 2012-7A, Class A1, 1.66%, 10/19/24		8,500	8,462,676
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.69%, 4/24/24		5,000	4,834,700
Series 2013-7RA, Class D, 5.24%, 4/24/24		1,500	1,420,319
ALM VII R-2 Ltd., Series 2013-7R2A, Class B, 2.84%, 4/24/24		2,000	1,961,200
ALM VIII Ltd., Series 2013-8A, Class C, 3.44%, 1/20/26		3,000	2,845,496
Apidos CLO XII, Series 2013-12A, Class D, 3.29%, 4/15/25		1,000	943,895
Atrium X, Series 2013-10A, Class D, 3.74%, 7/16/25		750	725,192
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.59%, 10/22/25		1,250	1,193,000
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.74%, 7/15/24		750	719,191
Central Park CLO Ltd., Series 2011-1A, Class D, 3.44%, 7/23/22		250	246,173
CIFC Funding Ltd., Series 2013-2A, Class B1L, 3.84%, 4/21/25		500	487,564
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D, 6.24%, 7/17/23		2,000	1,999,887
ECP CLO Ltd., Series 2013-5A, Class C, 3.74%, 1/20/25		1,000	962,475
Emerson Park CLO Ltd., Series 2013-1A,
Class D, 3.99%, 7/15/25		2,000	1,963,036
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.88%, 3/21/24		2,250	2,188,689
Gale Force 2 CLO Ltd., Series 2006-2A, Class D, 1.84%, 4/15/18		2,000	1,980,314
Halcyon Loan Advisors Funding Ltd.,
Series 2013-1A, Class C, 3.74%, 4/15/25		750	715,652
ING IM CLO Ltd., Series 2013-2A, Class C, 3.74%, 4/25/25		500	481,130
Lightpoint CLO VII Ltd., Series 2007-7A, Class B, 0.94%, 5/15/21		3,500	3,310,048
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25		1,405	1,354,326
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.54%, 4/12/24		500	475,838
Navigare Funding II CLO Ltd., Series 2007-2A, Class C, 0.99%, 4/17/21		4,000	3,791,000
Neuberger Berman CLO XV:
Series 2013-15A, Class C, 3.09%, 10/15/25		4,000	3,915,320
Series 2013-15A, Class D, 3.49%, 10/15/25		2,000	1,888,137

Asset-Backed Securities (a)(b)	Par (000)		Value
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.59%, 7/17/25	USD	500	$482,116
Race Point CLO Ltd., Series 2012-7A, Class A, 1.66%, 11/08/24		750	748,697
Sound Point CLO III Ltd.:
Series 2013-2A, Class C1, 2.94%, 7/15/25		3,250	3,167,793
Series 2013-2A, Class D, 4.14%, 7/15/25		2,250	2,199,991
Vibrant CLO II Ltd., Series 2013-2A, Class B, 2.99%, 7/24/24		2,000	1,955,000
West CLO Ltd., Series 2013-1A, Class B, 3.14%, 11/07/25		2,000	1,979,301
Total Asset-Backed Securities — 2.1%			60,374,629

Common Stocks (c)		Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)		39,151	32,887
Media — 0.1%
HMH Publishing Co. Ltd. (AKA Education Media)		86,901	1,677,532
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.		381,049	1,445,323
Ainsworth Lumber Co. Ltd. (a)		268,109	1,016,940

			2,462,263
Total Common Stocks — 0.2%			4,172,682

Corporate Bonds		Par (000)
Aerospace & Defense — 0.0%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	USD	684	709,152
Commercial Services — 0.0%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		742	788,375
Commercial Services & Supplies — 0.1%
Ceridian Corp., 8.88%, 7/15/19 (a)		2,750	3,141,875
Diversified Financial Services — 0.4%
Ally Financial, Inc., 2.92%, 7/18/16 (b)		4,750	4,848,705
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17 (a)		6,306	6,384,825

			11,233,530

Portfolio Abbreviations

AKA    Also known as

CAD    Canadian Dollar

CLO    Collateralized Loan Obligation

EUR    Euro

FKA    Formerly known as

GBP    British Pound

USD    US Dollar

See Notes to Consolidated Financial Statements.

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc.:
3.85%, 1/15/18 (a)(b)	USD	3,000	$3,045,000
6.13%, 1/15/21 (a)		1,660	1,755,450

			4,800,450
Electric Utilities — 0.2%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20		4,780	4,971,200
10.25%, 12/01/20 (a)		1,525	1,586,000

			6,557,200
Hotels, Restaurants & Leisure — 0.1%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		1,596	1,663,830
Household Durables — 0.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18		1,395	1,506,600
Lennar Corp., 4.75%, 12/15/17		2,750	2,921,875

			4,428,475
Independent Power Producers & Energy Traders — 0.1%
Calpine Corp., 6.00%, 1/15/22 (a)		1,015	1,075,900
Internet Software & Services — 0.1%
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		2,790	3,075,975
Metals & Mining — 0.1%
ArcelorMittal, 5.00%, 2/25/17		2,735	2,923,031
Oil, Gas & Consumable Fuels — 0.4%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		960	1,035,600
Sabine Pass LNG LP, 7.50%, 11/30/16		10,000	11,100,000

			12,135,600
Road & Rail — 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (a)(b)		891	899,910
Trading Companies & Distributors — 0.0%
United Rentals North America, Inc., 5.75%, 7/15/18		535	573,788
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22		655	691,844
Total Corporate Bonds — 1.9%			54,698,935

Floating Rate Loan Interests (b)
Advertising — 0.4%
Affinion Group, Inc., Tranche B Term Loan, 6.75%, 10/09/16		12,217	12,058,550
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc., Term B Loan, 3.50%, 11/02/20		3,385	3,397,694
Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20		3,925	3,920,431
Doncasters U.S. Finance LLC (Doncasters U.S. LLC), Term B Loans, 5.50%, 4/09/20		2,695	2,719,051

Floating Rate Loan Interests (b)	Par (000)		Value
Aerospace & Defense (concluded)
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17	USD	20,373	$20,050,782
The SI Organization, Inc., New Tranche B Term Loan, 5.50%, 11/22/16		1,322	1,295,135
Spirit Aerosystems, Inc. (FKA Mid-Western Aircraft Systems, Inc. & Onex Wind Finance LP), Term B Loan, 3.75%, 4/18/19		1,459	1,464,484
TransDigm, Inc.:
Tranche B Term Loan, 3.50%, 2/14/17		3,284	3,302,249
Tranche C Term Loan, 3.75%, 2/28/20		1,589	1,594,909

			37,744,735
Air Freight & Logistics — 0.2%
Mirror Bidco Corp., New Incremental Term Loan, 4.25%, 12/28/19		4,346	4,366,005
Airlines — 0.6%
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 3.50%, 6/10/16		1,932	1,937,306
Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.50%, 10/18/18		5,111	5,121,238
Northwest Airlines, Inc.:
B757-300, 1.62%, 3/10/17		758	716,625
B757-300, 2.24%, 3/10/17		875	843,967
Loan B757-200, 1.62%, 9/10/18		770	728,078
Loan B757-200, 1.62%, 9/10/18		763	721,350
Loan B757-300, 2.24%, 3/10/17		875	844,375
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 3.50%, 5/23/19		5,100	5,101,581

			16,014,520
Auto Components — 2.2%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20		3,562	3,565,057
Allison Transmission, Inc., Term B-3 Loan, 3.50%, 8/23/19		2,805	2,804,130
Dayco Products LLC - (Mark IV Industries, Inc.), Term Loan, 5.25%, 12/12/19		5,980	6,032,325
Federal-Mogul Corp.:
Tranche B Term Loan, 2.10%, 12/29/14		18,439	18,287,330
Tranche C Term Loan, 2.10%, 12/28/15		14,334	14,216,176
Fram Group Holdings, Inc./Prestone Holdings, Inc., Term Loan (First Lien), 6.50%, 7/31/17		6,807	6,811,733
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		6,745	6,807,391
Navistar, Inc., Tranche B Term Loan, 5.75%, 8/17/17		1,910	1,934,434
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		1,382	1,379,665

			61,838,241
Automobiles — 0.1%
Chrysler Group LLC, Tranche B Term Loan, 3.25%, 12/31/18		3,885	3,864,876
Beverages — 0.1%
CIH International S.à r.l., European Term B Loan, 2.75%, 6/05/20		2,203	2,209,938

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	9

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Biotechnology — 0.2%
Ikaria, Inc.:
Initial Term Loan (First Lien), 5.00%, 2/12/21	USD	4,325	$4,349,350
Initial Term Loan (Second Lien), 8.75%, 2/14/22		1,515	1,536,468

			5,885,818
Building Products — 2.3%
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20		7,826	7,725,613
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/15/20		3,474	3,477,015
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		5,671	5,671,386
Continental Building Products LLC, First Lien Term Loan, 4.75%, 8/28/20		5,322	5,319,427
CPG International, Inc., Term Loan, 4.75%, 9/30/20		16,559	16,568,932
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		4,385	4,392,323
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		4,966	4,980,087
Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18		1,722	1,726,697
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		10,992	10,977,851
Tranche B Term Loan, 4.00%, 10/31/19		3,825	3,815,437

			64,654,768
Capital Markets — 1.4%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		3,767	3,767,316
Gardner Denver, Inc.:
Initial Dollar Term Loan, 4.25%, 7/30/20		11,243	11,191,034
Initial Euro Term Loan, 4.75%, 7/30/20	EUR	4,391	6,070,724
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20	USD	6,695	6,828,900
SAM Finance Lux S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		11,085	11,103,512

			38,961,486
Chemicals — 3.1%
Allnex (Luxembourg) & Cy S.C.A., Tranche B-1 Term Loan, 4.50%, 10/04/19		2,188	2,197,158
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/04/19		1,135	1,140,000
Arysta LifeScience SPC LLC:
Initial Term Loan (First Lien), 4.50%, 5/29/20		11,595	11,633,561
Initial Term Loan (Second Lien), 8.25%, 11/30/20		3,890	3,943,487
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		7,859	7,622,898
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 4.00%, 2/01/20		11,280	11,320,031
Chemtura Corp., New Term Loan, 3.50%, 8/29/16		1,610	1,620,063

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Chromaflo Technologies Corp. (Chromaflo Technologies Finance BV):
Term B Loan (First Lien), 4.50%, 12/02/19	USD	4,005	$4,015,013
Term B Loan (Second Lien), 8.25%, 6/02/20		2,040	2,055,300
Eagle Spinco, Inc., Term Loan, 3.50%, 1/28/17		1,523	1,531,065
Huntsman International LLC, Extended Term B Loan, 2.65%-2.70%, 4/19/17		925	924,769
Ineos U.S. Finance LLC:
Cash Dollar Term Loan, 2.75%, 5/04/18		6,854	6,834,708
Short-Dated Cash Dollar Term Loan, 2.15%, 5/04/15		617	616,993
Kronos Worldwide, Inc., Initial Term Loan, 4.75%, 2/18/20		2,430	2,446,718
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		7,999	8,030,547
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		4,720	4,809,963
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		8,798	8,852,937
Royal Adhesives and Sealants LLC, Term B Loan (First Lien), 5.50%, 7/31/18		2,465	2,498,598
Tata Chemicals North America, Term Loan, 3.75%, 8/07/20		2,154	2,159,560
Univar, Inc., Term B Loan, 5.00%, 6/30/17		3,217	3,196,027

			87,449,396
Commercial Services & Supplies — 5.0%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		10,724	10,713,582
Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 3.25%, 2/12/21		5,171	5,166,217
Aramark Corp.:
LC-2 Facility, 0.02%-3.65%, 7/26/16		25	24,689
LC-3 Facility, 0.02%-3.65%, 7/26/16		10	10,131
Term Loan E, 3.25%, 9/21/19		10,087	10,044,653
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		834	835,692
Ceridian Corp., 2013 New Replacement US Term Loan, 4.37%-4.40%, 5/09/17		16,154	16,198,719
Garda World Security Corp.:
Term B Delayed Draw Loan, 4.00%, 11/06/20		809	810,092
Term B Loan, 4.00%, 11/06/20		3,164	3,166,723
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/01/20		1,404	1,419,795
Replacement Term Loan (First Lien), 4.25%-5.50%, 11/01/19		2,910	2,928,521
Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19		834	794,772
IG Investments Holdings LLC, Tranche B Term Loan (First Lien), 5.25%, 10/31/19		6,091	6,106,710
Infogroup, Inc., Term B Loan, 8.00%, 5/26/18		1,423	1,241,440
Intelligrated, Inc., Term Loan (First Lien 2012), 4.50%, 7/30/18		5,065	5,074,036
Iqor US, Inc., Term Loan, 5.00%, 2/19/21		4,400	4,312,000
KAR Auction Services, Inc., Term Loan, 3.75%, 5/19/17		6,014	6,016,439

See Notes to Consolidated Financial Statements.

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20	USD	6,300	$6,410,368
Livingston International, Inc.:
Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		3,189	3,197,247
Initial Term Loan (Second Lien), 9.00%, 4/17/20		1,378	1,405,684
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		5,825	5,784,585
Progressive Waste Solutions Ltd., Term B Loan, 3.00%, 10/24/19		2,742	2,751,898
Protection One, Inc., Term Loan (2012), 4.25%, 3/21/19		5,544	5,530,070
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		8,572	8,570,021
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		16,815	16,828,656
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 6/26/20		5,050	4,885,875
W3 Co.:
Term Loan (First Lien), 5.75%, 3/13/20		3,737	3,746,104
Term Loan (Second Lien), 9.25%, 9/13/20		1,456	1,470,913
West Corp., Term B-10 Loan, 3.25%, 6/30/18		7,113	7,072,735

			142,518,367
Communications Equipment — 0.9%
Alcatel-Lucent USA, Inc., US Term Loan, 4.50%, 1/30/19		25,982	26,199,566
Computers & Peripherals — 0.5%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		15,441	15,357,712
Construction & Engineering — 0.5%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		11,500	11,541,166
USIC Holdings, Inc., Initial Term Loan (First Lien), 4.00%, 7/10/20		3,035	3,029,682

			14,570,848
Construction Materials — 0.4%
Faenza Germany GmbH Holdings (Ceramtec Acquisition):
Dollar Term B-3 Loan, 4.25%, 8/28/20		1,569	1,571,957
Initial Dollar Term B-1 Loan, 4.25%, 8/28/20		5,159	5,168,107
Initial Dollar Term B-2 Loan, 4.25%, 8/28/20		508	508,884
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/26/20		5,127	5,137,814

			12,386,762
Consumer Finance — 0.3%
Springleaf Financial Funding Co. (FKA American General Finance Corp.), 2019 Term Loan, 4.75%, 9/30/19		8,640	8,739,360

Floating Rate Loan Interests (b)	Par (000)			Value
Containers & Packaging — 1.3%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA):
Dollar Term Loan, 4.25%, 12/17/19	USD	4,600		$4,611,500
Incremental Term Loan B, 3.00%, 12/17/19		5,265		5,284,744
Berry Plastics Corp.:
Term D Loan, 3.50%, 2/08/20		6,527		6,488,856
Term E Loan, 3.75%, 1/06/21		3,175		3,165,475
Polarpak, Inc., USD Term Loan (Canadian Borrower Portion), 4.50%-5.50%, 6/07/20		3		3,116
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 11/30/18		9,736		9,801,897
Sealed Air Corp., Replacement Term Loan, 3.00%, 10/03/18		2,297		2,306,495
Tekni-Plex, Inc., Term Loan, 5.50%-6.50%, 8/10/19		3,657		3,656,625
WNA Holdings, Inc., USD Term Loan (U.S. Borrower Portion), 4.50%, 6/07/20		—	(d)	84

				35,318,792
Distributors — 0.2%
Fram Group Holdings, Inc./Prestone Holdings, Inc., Loan (Second Lien), 10.50%, 1/29/18		2,000		1,907,500
VWR Funding, Inc., Amendment No. 2 Dollar Term Loan, 3.45%, 4/03/17		4,247		4,247,100

				6,154,600
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 4.00%, 1/30/20		13,501		13,520,650
Education Management LLC, Tranche C-2 Term Loan, 4.25%, 6/01/16		989		903,032
RentPath, Inc., Term Loan B, 6.25%, 5/29/20		5,721		5,563,916
The ServiceMaster Co., Tranche B Term Loan, 4.41%, 1/31/17		1,149		1,150,316
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/02/20		7,039		5,374,097

				26,512,011
Diversified Financial Services — 0.1%
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		1,551		1,554,737
Diversified Telecommunication Services — 4.1%
Avaya, Inc., Term B-3 Loan, 4.73%, 10/26/17		6,416		6,243,410
Commscope, Inc.:
Tranche 3 Term Loan, 2.65%-2.73%, 1/21/17		1,606		1,603,287
Tranche 4 Term Loan, 3.25%, 1/14/18		2,409		2,412,448
Consolidated Communications, Inc., Initial Term Loan, 4.25%, 12/23/20		10,831		10,893,179
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		5,255		5,276,820
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien), 9.75%, 2/21/20		4,970		5,095,493
Term B Loan, 5.25%, 2/22/19		3,990		4,025,759
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		15,024		15,123,278

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	11

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20	USD	24,620	$24,681,550
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		8,865	8,891,595
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		6,209	6,197,190
Telesat Canada, Term A Loan, 3.00%, 3/28/17	CAD	4,969	4,487,041
TW Telecom Holdings, Inc. (FKA Time Warner Telecom Holdings, Inc.), Term Loan B Loan, 2.66%, 4/17/20	USD	1,204	1,204,323
U.S. Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17		6,931	6,974,773
Windstream Corp., Tranche B-4 Term Loan, 3.50%, 1/23/20		495	494,134
Ziggo:
Delayed Draw Term Loan B3, 2.75%, 1/15/22		4,700	4,679,050
Term Loan B1, 2.75%, 1/15/22		4,435	4,414,336
Term Loan B2, 2.75%, 1/15/22		2,858	2,845,025

			115,542,691
Electric Utilities — 1.7%
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		10,486	10,498,721
Raven Power Finance LLC, Term Advance, 5.25%, 12/19/20		8,116	8,167,027
Sandy Creek Energy Associates LP, Term Loan, 5.00%, 11/09/20		6,630	6,643,459
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.74%, 10/10/17		31,000	21,604,830
TPF Generation Holdings LLC, Term Loan, 4.75%, 12/31/17		2,114	2,113,487

			49,027,524
Electrical Equipment — 0.5%
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/29/20		8,229	8,227,443
Southwire Co. LLC (FKA Southwire Co.), Initial Term Loan, 3.25%, 2/10/21		4,025	4,022,827
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		855	856,096

			13,106,366
Electronic Equipment, Instruments & Components — 0.4%
Belden Finance 2013 LP, Initial Term Loan, 3.25%, 10/02/20		8,828	8,844,207
Sensata Technologies BV/Sensata Technology Finance Co. LLC, Term Loan, 3.25%, 5/12/19		1,267	1,270,461

			10,114,668
Energy Equipment & Services — 1.2%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		6,419	6,534,873
ION Trading Technologies S.à r.l.:
Loan (Second Lien), 8.25%, 5/22/21		1,235	1,247,350
Term Loan (First Lien), 4.50%, 5/22/20		4,160	4,182,377
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Term Loan, 5.00%, 10/25/17		5,169	5,189,678
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		6,997	7,081,650

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services (concluded)
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	USD	5,841	$5,875,343
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21		2,465	2,471,680

			32,582,951
Food & Staples Retailing — 1.7%
Alliance Boots Ltd. (FKA AB Acquisitions UK Topco 2 Ltd.):
Facility B1, 3.47%, 7/09/15	GBP	4,197	7,020,628
Facility B4, 3.97%, 7/09/17		750	1,257,573
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20	USD	3,635	3,729,292
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		11,770	11,835,027
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan, 6.25%, 11/14/19		9,134	9,271,111
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		3,935	4,016,966
Tranche 6 Term Loan, 4.00%, 2/21/20		3,116	3,126,578
Sprouts Farmers Markets Holdings LLC, Initial Term Loan, 4.00%, 4/23/20		586	588,774
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		4,100	4,112,831
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		2,854	2,868,685

			47,827,465
Food Products — 2.4%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17		4,129	4,142,142
Boulder Brands, Inc. (FKA Smart Balance, Inc.), Term Loan, 5.00%, 7/09/20		2,529	2,544,141
CTI Foods Holding Co. LLC, Term Loan (First Lien), 4.50%, 6/29/20		3,940	3,941,780
Del Monte Foods, Inc., Initial Loan (First Lien), 4.25%, 2/18/21		5,240	5,246,550
Diamond Foods, Inc., Loan, 3.25%, 8/20/18		3,755	3,752,597
Dole Food Co., Inc., Tranche B Term Loan, 4.50%, 11/01/18		10,630	10,685,807
H. J. Heinz Co.:
Term B-1 Loan, 3.25%, 6/07/19		2,413	2,423,033
Term B-2 Loan, 3.50%, 6/05/20		5,000	5,035,600
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term B Facility, 4.25%, 2/25/18		1,300	1,302,285
Pinnacle Foods Finance LLC:
New Term Loan G, 3.25%, 4/29/20		10,402	10,359,812
Tranche H Term Loan, 3.25%, 4/29/20		8,404	8,375,952
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 7.75%, 5/01/19		6,645	6,611,564
Term B Loan (Second Lien), 10.75%, 11/01/19		3,750	3,637,500

			68,058,763
Health Care Equipment & Supplies — 2.0%
Biomet, Inc., Dollar Term B-2 Loan, 3.65% - 3.75%, 7/25/17		10,073	10,086,885
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		3,928	3,945,843

See Notes to Consolidated Financial Statements.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies (concluded)
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B Term Loan, 4.75%, 9/15/17	USD	8,650	$8,693,348
Hologic, Inc., Refinancing Tranche B Term Loan, 3.25%, 8/01/19		9,062	9,039,665
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		13,850	13,919,397
Kinetic Concepts, Inc., Dollar Term E-1 Loan, 4.00%, 5/04/18		2,000	2,005,807
Onex Carestream Finance LP:
Term Loan (First Lien 2013), 5.00%, 6/07/19		4,495	4,545,316
Term Loan (Second Lien), 9.50%, 12/07/19		4,375	4,462,500

			56,698,761
Health Care Providers & Services — 4.1%
American Renal Holdings, Inc.:
Initial Term Loan (Second Lien), 8.50%, 3/20/20		3,520	3,528,800
Term B Loan (First Lien), 4.50%, 8/20/19		8,908	8,907,687
Ardent Medical Services, Inc., Term Loan (First Lien), 6.75%, 7/02/18		1,836	1,841,041
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.50%, 11/19/19		2,958	2,970,566
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		32,480	32,750,558
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.):
Tranche B Term Loan, 4.50%, 10/20/16		4,533	4,554,560
Tranche B-2 Term Loan, 4.00%, 11/01/19		9,841	9,871,401
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		4,829	4,834,921
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		4,836	4,845,092
Fresenius SE & Co. KGAA (Fresenius U.S. Finance I), Term Loan B, 2.25%, 6/25/19	EUR	2,230	3,074,222
Fresenius US Finance I, Inc., Tranche B Term Loan, 2.25%, 8/07/19	USD	8,225	8,212,516
Genesis Healthcare LLC, Loan, 10.00%-10.75%, 12/04/17		3,047	3,130,630
HCA, Inc.:
Tranche B-4 Term Loan, 3.00%, 5/01/18		1,766	1,763,598
Tranche B-5 Term Loan, 2.90%, 3/31/17		2,354	2,351,157
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		2,655	2,662,187
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		1,806	1,756,470
National Mentor Holdings, Inc., Tranche B Term Loan, 4.75%, 1/31/21		3,150	3,177,563
Surgical Care Affiliates LLC, Class C Incremental Term Loan, 4.25%, 6/29/18		3,831	3,827,570
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		4,772	4,781,214
U.S. Renal Care, Inc.:
Incremental Tranche B-1 Term Loan Second Lien, 8.50%, 7/03/20		1,205	1,232,113
Tranche B-2 Term Loan (First Lien), 4.25%, 7/03/19		3,862	3,885,757

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
Universal Health Services, Inc., Tranche B-1 Term Loan, 2.40%, 11/15/16	USD	1,570	$1,577,733

			115,537,356
Health Care Technology — 0.3%
IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/01/17		7,129	7,125,059
MedAssets, Inc., Term B Loan, 4.00%, 12/13/19		1,149	1,152,028

			8,277,087
Hotels, Restaurants & Leisure — 10.0%
Bally Technologies, Inc., Term B Loan, 4.25%, 11/25/20		6,324	6,358,933
Bass Pro Group LLC, New Term Loan, 3.75%, 11/20/19		8,564	8,598,350
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		9,526	9,533,174
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		39,425	40,009,279
Cedar Fair LP, U.S. Term Facility, 3.25%, 3/06/20		2,092	2,091,424
Centaur Acquisition LLC:
Term Loan (First Lien), 5.25%, 2/20/19		4,366	4,372,804
Term Loan (Second Lien), 8.75%, 2/20/20		2,795	2,850,900
Dunkin’ Brands, Inc., Term B-4 Loan, 2.50%, 2/05/21		2,560	2,548,352
Four Seasons Holdings, Inc., Term Loan (Second Lien), 6.25%, 12/28/20		3,540	3,610,800
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		22,147	22,213,491
Intrawest Operations Group LLC, Initial Term Loan, 5.50%, 12/09/20		5,535	5,583,431
LA Quinta Intermediate Holdings LLC, Term B Loan, 3.00%, 2/19/21		54,000	54,108,000
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		18,460	18,440,802
Marina District Finance Co., Inc., Incremental Term Facility, 6.75%, 8/15/18		10,920	11,010,964
Merlin Entertainments Group Luxembourg 2 S.àr.l., Facility B1 (MENA), 0.00% - 3.40%, 7/03/19		5,209	5,214,359
MGM Resorts International (MGM Grand Detroit LLC):
Term A Loan, 2.90%, 12/20/17		8,598	8,600,214
Term B Loan, 3.50%, 12/20/19		5,263	5,252,097
OSI Restaurant Partners LLC, 2013 Replacement Term Loan, 3.50%, 10/28/19		3,165	3,160,660
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		11,656	11,666,995
Playa Resorts Holdings, Initial Term Loan, 4.00%, 8/09/19		4,708	4,725,856
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		2,858	2,783,024
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B-2 Loan, 3.00%, 5/14/20		5,519	5,480,389
Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.50% - 5.00%, 12/20/18		2,517	2,529,156
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		19,602	19,607,952

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	13

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Travelport LLC (FKA Travelport, Inc.):
Term Loan, 6.25%, 6/26/19	USD	8,741	$8,956,895
Tranche 1 Loan, 9.50%, 1/31/16		3,690	3,823,639
Twin River Management Group, Inc. (FKA BLB Management Services, Inc.), Term Loan, 5.25%, 11/10/18		5,220	5,256,045
Wendy’s International, Inc., Term B Loan, 3.25%, 5/15/19		3,697	3,689,984

			282,077,969
Household Products — 1.2%
Pacific Industrial Services Finco Pty Ltd.:
Initial Term Loan (Second Lien), 8.75%, 4/02/19		3,410	3,495,250
Term B Loan, 5.00%, 10/02/18		7,756	7,852,507
Spectrum Brands, Inc.:
Tranche A Term Loan, 3.00%, 9/04/17		7,413	7,426,614
Tranche C Term Loan, 3.50%, 9/04/19		13,319	13,302,697
The Sun Products Corp. (FKA Huish Detergents, Inc.), Tranche B Term Loan, 5.50%, 3/23/20		3,000	2,857,500

			34,934,568
Independent Power Producers & Energy Traders — 1.3%
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18		5,558	5,574,815
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		8,942	8,826,054
Calpine Corp.:
Term Loan (3/11), 4.00%, 4/01/18		6,125	6,150,135
Term Loan (6/11), 4.00%, 4/01/18		1,474	1,476,823
Term Loan, 4.00%, 10/09/19		2,079	2,087,721
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		4,706	4,720,469
Panda Temple Power II LLC, Construction Term Loan Advance, 7.25%, 4/03/19		5,120	5,228,800
Star West Generation LLC, Term B Advance, 4.25%, 3/13/20		3,242	3,249,905

			37,314,722
Insurance — 1.9%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		2,856	2,872,230
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		9,635	9,648,664
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 3.00%, 9/28/16		1,868	1,873,345
Tranche B-2 Term Loan, 3.75%, 9/28/18		3,139	3,130,720
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.):
Term Loan (First Lien), 5.00%, 4/16/20		11,841	11,653,502
Term Loan (Second Lien), 8.25%, 10/16/20		1,930	1,860,037
Cunningham Lindsey U.S., Inc., Initial Term Loan (First Lien), 5.00%, 12/10/19		2,366	2,354,269
Hub International Ltd., Initial Term Loan, 4.75%, 10/02/20		5,496	5,542,009
National Financial Partners Corp., Term B Loan, 5.25%, 7/01/20		3,505	3,535,921
Sedgwick CMS Holdings, Inc.:
Term Loan (Second Lien), 5.75%, 2/11/22		5,545	5,597,456
Term Loan, 2.75%, 2/11/21		6,200	6,167,450

			54,235,603

Floating Rate Loan Interests (b)	Par (000)		Value
Internet & Catalog Retail — 0.1%
Leonardo Acquisition Corp. (AKA 1-800 Contacts), Term Loan, 4.25%, 1/31/21	USD	2,010	$2,015,025
Internet Software & Services — 1.1%
Asurion LLC (FKA Asurion Corp.), Term Loan (Second Lien), 7.50%, 2/19/21		6,555	6,759,844
DealerTrack Technologies, Inc., Term Loan B, 2.75%, 2/04/21		4,405	4,427,025
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term C Loan, 4.00%, 2/19/18		1,915	1,917,887
Web.com Group, Inc., Term Loan (First Lien), 4.50%, 10/27/17		1,330	1,344,760
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		16,107	16,137,646

			30,587,162
IT Services — 0.4%
CompuCom Systems, Inc., Term Loan, 4.25%, 5/09/20		1,173	1,170,635
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.50%, 4/17/20		2,811	2,737,792
Genpact Ltd., Term Loan, 3.50%, 8/30/19		6,514	6,514,229

			10,422,656
Leisure Equipment & Products — 0.6%
Equinox Holdings, Inc., New Initial Term Loan (First Lien), 4.50%-5.50%, 1/31/20		3,270	3,298,903
Fender Musical Instruments Corp., Initial Loan, 5.75%, 4/03/19		879	884,062
FGI Operating Co. LLC, Term B Loan, 5.50%, 4/19/19		3,351	3,402,975
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		8,024	8,056,449
SRAM LLC, Term Loan (First Lien), 4.00% - 5.25%, 4/10/20		2,572	2,571,555

			18,213,944
Life Sciences Tools & Services — 0.9%
Patheon, Inc.:
Initial Term Loan, 7.25%, 12/14/18		1,812	1,806,626
Term Loan, 3.25%, 1/22/21		7,560	7,536,413
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		11,362	11,405,953
Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18		5,445	5,450,108

			26,199,100
Machinery — 2.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		5,297	5,303,109
Allegion Public Ltd. Co. (Allegion U.S. Holding Co., Inc.), Tranche B Term Loan, 3.00%, 9/25/20		4,765	4,757,042
Alliance Laundry Systems LLC:
Initial Term Loan (First Lien), 4.25%, 12/10/18		3,978	3,993,203
Initial Term Loan (Second Lien), 9.50%, 12/10/19		1,023	1,035,511

See Notes to Consolidated Financial Statements.

14	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Machinery (concluded)
Ameriforge Group, Inc.:
Initial Term Loan (First Lien), 5.00%, 12/19/19	USD	6,569	$6,599,321
Initial Term Loan (Second Lien), 8.75%, 12/21/20		3,190	3,261,775
BakerCorp International, Inc. (FKA B-Corp Holdings, Inc.), Refinanced Term Loan, 4.25%, 2/07/20		6,915	6,906,811
Filtration Group Corp.:
Initial Term Loan (Second Lien), 8.25%, 11/22/21		2,195	2,241,644
Term Loan (First Lien), 4.50%, 11/20/20		3,245	3,270,700
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		6,633	6,536,871
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility C (USD), 4.25%, 1/27/17		180	181,181
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		6,252	6,264,947
Terex Corp., New Euro Term Loan (2013), 4.00%, 4/28/17	EUR	235	326,117
Thermasys Corp., Term Loan, 5.25%, 5/03/19	USD	3,767	3,762,603
Wabash National, Tranche B-1 Loan, 4.50%, 5/08/19		3,440	3,454,942
Windsor Financing LLC, Term B Facility, 6.25%, 12/05/17		6,489	6,650,889

			64,546,666
Marine — 0.3%
HGIM Corp.:
Term A Loan, 5.00%, 6/18/18		1,634	1,640,509
Term B Loan, 5.50%, 6/18/20		7,724	7,808,501

			9,449,010
Media — 8.1%
Acosta, Inc., Term B Loan (2013), 3.25%, 3/03/18		935	938,273
Advanstar Communications, Inc., Term Loan (Second Lien), 9.50%, 6/05/20		2,775	2,784,241
Catalina Marketing Corp., Initial Term Loan, 5.25%, 10/12/20		7,142	7,174,811
CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corp.), Term Loan, 3.00%, 1/31/21		8,710	8,686,831
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Original Term Loan, 4.75%, 7/03/14		1,812	1,707,475
Tranche 1 Incremental Term Loan, 9.50%, 7/03/14		1,240	1,152,014
Charter Communications Operating LLC, Term E Loan, 3.00%, 7/01/20		2,975	2,959,431
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.80%, 1/29/16		1,782	1,749,831
Tranche C Term Loan, 3.80%, 1/29/16		275	268,345
Tranche D Term Loan, 6.90%, 1/30/19		21,620	21,214,814
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Term B Loan, 2.65%, 4/17/20		7,310	7,251,008
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/20		5,257	5,286,213
The E.W. Scripps Co., Term Loan, 3.25%, 11/26/20		4,575	4,584,607
Harron Communications LP, Term Loan B, 3.50%, 6/20/20		5,275	5,273,429

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Hemisphere Media Holdings LLC (International Espanol, Inc.), Initial Term Loan, 6.25%, 7/30/20	USD	5,552	$5,565,980
Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 3.25%, 5/17/21		4,815	4,808,981
Lions Gate Entertainment, Loan, 5.00%, 7/19/20		2,715	2,748,937
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		3,786	3,790,244
MCC Iowa LLC (Mediacom Broadband Group), Tranche H Term Loan, 3.25%, 1/29/21		7,808	7,772,791
Media General, Inc., Term B Loan, 4.25%, 7/31/20		6,195	6,245,365
Midcontinent Communications, Term B Loan, 3.50%-5.00%, 7/30/20		1,827	1,827,962
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 4.25%, 6/29/18		3,532	3,535,159
National CineMedia LLC, Term Loan (2013), 2.91%, 11/26/19		7,495	7,466,894
NEP/NCP Holdco, Inc.:
Amendment No. 3 Incremental Term Loan (First Lien), 4.50%, 1/22/20		12,476	12,507,641
Term Loan (Second Lien), 9.50%, 7/22/20		1,383	1,413,971
Nielsen Finance LLC, Class E Dollar Term Loan, 2.91%, 5/01/16		5,645	5,644,986
Salem Communications Corp., Term Loan, 4.50%, 3/13/20		3,442	3,452,376
Sinclair Television Group, Inc.:
Delayed Draw New Tranche A Term Loan, 0.00%-2.41%, 4/09/18		11,905	11,865,356
New Tranche B Term Loan, 3.00%, 4/09/20		2,481	2,463,273
Springer SBM Two GmbH, Initial Term B2 Loan, 5.00%, 8/14/20		7,207	7,241,170
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		14,525	14,511,347
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		13,837	13,869,521
UPC Financing Partnership:
Facility AG, 0.00%-3.98%, 3/31/21	EUR	2,905	4,037,484
Facility AH, 3.25%, 6/30/21	USD	9,130	9,118,544
Virgin Media Investment Holdings Ltd.:
B Facility, 3.50%, 6/08/20		7,980	7,971,461
C Facility, 4.50%, 6/08/20	GBP	5,450	9,177,060
WideOpenWest Finance LLC, Term B Loan, 4.75%, 4/01/19	USD	3,063	3,077,392
WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/01/20		6,863	6,852,506

			227,997,724
Metals & Mining — 1.2%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.00%, 3/25/20		7,598	7,749,539
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/28/19		13,853	13,977,281
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		9,770	9,802,079
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 6.75%, 4/02/18		1,105	1,084,441

			32,613,340

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	15

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Multiline Retail — 0.7%
99¢ Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	USD	4,064	$4,097,316
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		6,400	6,417,653
Hema Holding BV:
Extended Facility B, 4.60%, 12/05/17	EUR	806	1,094,819
Extended Facility C, 4.60%, 12/05/17		739	1,002,632
Hudson’s Bay Co., Initial Term Loan (First Lien), 4.75%, 11/04/20	USD	6,327	6,416,970

			19,029,390
Multi-Utilities — 0.3%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		4,800	4,752,000
Power Buyer LLC:
Delayed Draw Term Loan (First Lien), 3.25% - 4.25%, 5/06/20		227	226,143
Initial Term Loan (First Lien), 4.25%, 5/06/20		4,153	4,139,557

			9,117,700
Oil, Gas & Consumable Fuels — 2.2%
Arch Coal, Inc., Term Loan, 5.00%, 5/16/18		4,115	4,056,937
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		8,391	8,459,182
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		13,750	14,049,613
EP Energy LLC (FKA Everest Acquisition LLC):
Tranche B-2 Loan, 4.50%, 4/30/19		1,125	1,128,476
Tranche B-3 Loan, 3.50%, 5/24/18		6,030	6,025,477
Fieldwood Energy LLC:
Closing Date Loan (Second Lien), 7.13%, 9/30/20		2,830	2,927,295
Closing Date Loan, 3.88%, 9/28/18		4,762	4,769,765
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		3,948	3,960,049
NGPL Pipeco LLC, Term Loan, 6.75%, 9/15/17		3,000	2,921,880
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		531	539,450
Philadelphia Energy Solutions Refining & Marketing LLC, Initial Term Loan, 6.25%, 4/04/18		671	604,139
Ruby Western Pipeline Holdings LLC (Ruby Western Pipeline Holdings B LLC), Loan, 3.50%, 3/27/20		2,518	2,513,767
Tesoro Corp., Initial Term Loan, 2.40%, 5/30/16		3,335	3,343,363
Western Refining, Inc., Term Loan 2013, 4.25%, 11/12/20		6,275	6,314,219

			61,613,612
Personal Products — 0.2%
NBTY, Inc., Term B-2 Loan, 3.50%, 10/01/17		2,934	2,936,216
Prestige Brands, Inc., Term B-1 Loan, 3.75% - 5.00%, 1/31/19		1,546	1,551,123

			4,487,339
Pharmaceuticals — 2.8%
Akorn, Inc., Term Loan B, 3.50%, 11/13/20		5,385	5,418,656
Amneal Pharmaceuticals LLC, Term Loan B, 5.75% - 7.00%, 11/01/19		5,122	5,147,773
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		4,055	4,049,815

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals (concluded)
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17	USD	1,605	$1,625,063
Endo Luxembourg Finance Co. I S.à r.l.(NIMA Acquisition LLC), 2014 Term B Loans, 2.50%, 12/11/20		5,305	5,293,966
Envision Acquisition Co. LLC, Initial Term Loan (First Lien), 5.75%, 11/04/20		4,160	4,190,772
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		6,074	6,062,030
Term B-3 Loan, 7.75%, 5/15/18		1,619	1,605,504
Jazz Pharmaceuticals, Inc., Tranche 2 Term Loan, 3.25%, 6/12/18		2,350	2,353,361
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		22,671	22,688,932
RPI Finance Trust, Term B-3 Term Loan, 3.25%, 11/09/18		672	676,559
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19		3,743	3,751,982
Series D2 Term Loan B, 3.75%, 2/13/19		5,978	5,993,788
Series E1 Tranche B Term Loan, 3.75%, 8/05/20		8,854	8,900,279

			77,758,480
Professional Services — 1.6%
Crossmark Holdings, Inc., Term Loan (First Lien), 4.50%, 12/20/19		3,663	3,646,993
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		13,396	13,409,028
On Assignment, Inc., Initial Term B Loan, 3.50%, 5/15/20		1,777	1,778,017
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		3,570	3,590,813
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		1,300	1,326,000
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19		9,715	9,741,702
TriNet HR Corp.:
Tranche B-1 Term Loan, 4.00%, 8/20/16		2,723	2,736,791
Tranche B-2 Term Loan, 5.00%, 8/20/20		3,516	3,538,164
WTG Holdings III Corp.:
Term Loan (First Lien), 4.75%, 1/15/21		4,970	4,982,425
Term Loan (Second Lien), 8.50%, 1/15/22		625	632,425

			45,382,358
Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		10,463	10,482,996
Starwood Property Trust, Inc., Term Loan (First Lien), 3.50%, 4/17/20		5,224	5,206,049

			15,689,045
Real Estate Management & Development — 1.0%
CityCenter Holdings LLC, Term B Loan, 5.00%, 10/16/20		7,750	7,821,455

See Notes to Consolidated Financial Statements.

16	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Real Estate Management & Development (concluded)
Realogy Corp.:
Extended Synthetic Commitment, 0.00% - 4.40%, 10/10/16	USD	972	$973,739
Initial Term B Loan, 4.50%, 3/05/20		18,472	18,513,870

			27,309,064
Road & Rail — 0.4%
The Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		2,718	2,709,102
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		4,059	4,130,363
Transtar Holding Co., Term Loan (First Lien), 5.50%, 10/09/18		3,756	3,690,516

			10,529,981
Semiconductors & Semiconductor Equipment — 0.8%
Freescale Semiconductor, Inc.:
Tranche B-3 Term Loan, 4.75%, 12/01/16		1,191	1,193,978
Tranche B-4 Term Loan, 5.00%, 2/28/20		7,051	7,074,529
Tranche B5 Term Loan, 5.00%, 1/15/21		5,766	5,830,412
NXP BV:
Tranche A-1 Loan, 4.50%, 3/03/17		1,175	1,184,450
Tranche D Loan, 3.25%, 1/11/20		7,930	7,922,195

			23,205,564
Software — 5.1%
Activision Blizzard, Inc., Term Loan, 3.25%, 10/12/20		10,149	10,164,239
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.25%, 1/25/21		7,445	7,491,531
Initial Term Loan (Second Lien), 7.50%, 1/24/22		1,765	1,801,624
Blackboard, Inc., Term B-3 Loan, 4.75%, 10/04/18		570	573,890
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		10,180	10,203,312
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		1,535	1,535,942
First Data Corp.:
2018 Dollar Term Loan, 4.16%, 3/23/18		22,863	22,886,136
2018B New Term Loan, 4.16%, 9/24/18		5,515	5,524,210
GXS Group, Inc., Term Loan, 3.25%, 1/16/21		11,105	11,099,447
Infor (U.S.), Inc. (FKA Lawson Software, Inc.):
Tranche B-3 Term Loan, 3.75%, 6/03/20		3,317	3,307,512
Tranche B-5 Term Loan, 3.75%, 6/03/20		18,724	18,685,188
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		5,000	5,095,850
Initial Term Loan, 4.50%, 10/12/20		6,605	6,621,513
Nuance Communications, Inc., Term C Loan, 2.91%, 8/07/19		1,271	1,259,037
RP Crown Parent LLC, New Term Loan (First Lien), 6.00%, 12/21/18		2,617	2,619,725
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.50%, 2/19/19		2,668	2,670,821
Term B Loan, 4.25%, 2/19/19		5,345	5,346,363
Shield Finance Co. S.à r.l., Dollar Term B Loan, 5.00%, 1/29/21		3,240	3,268,350
Sophia LP, Term B Loan, 4.50%, 7/19/18		3,690	3,713,150
SS&C Technologies Holdings Europe S.à r.l., 2013 Replacement Term B-2 Loan, 3.25%, 6/07/19		393	393,900

Floating Rate Loan Interests (b)	Par (000)		Value
Software (concluded)
SS&C Technologies, Inc./Sunshine Acquisition II, Inc., 2013 Replacement Term B-1 Loan, 3.25%, 6/07/19	USD	3,796	$3,807,699
Stoneriver Group LP:
Initial Term Loan (First Lien), 4.50%, 11/30/19		1,982	1,980,563
Initial Term Loan (Second Lien), 8.50%, 5/30/20		2,616	2,635,847
SunGard Data Systems, Inc. (Solar Capital Corp.):
Tranche D Term Loan, 4.50%, 1/31/20		1,876	1,878,395
Tranche E Term Loan, 4.00%, 3/08/20		4,640	4,658,354
Websense, Inc.:
Loan (Second Lien), 8.25%, 12/24/20		2,545	2,551,363
Term Loan (First Lien), 4.50%, 6/25/20		2,796	2,816,920

			144,590,881
Specialty Retail — 3.6%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		7,256	7,292,508
Armored AutoGroup, Inc. (FKA Viking Acquisition, Inc.), New Term Loan, 6.00%, 11/05/16		879	884,265
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19		8,955	8,999,323
General Nutrition Centers, Inc., Amended Tranche B Term Loan, 3.25%, 3/04/19		9,625	9,596,125
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		3,599	3,288,865
Harbor Freight Tools USA, Inc., Initial Loan, 4.75%, 7/26/19		6,500	6,582,897
J. Crew Group, Inc.:
Term B-1 Loan, 4.00%, 3/07/18		5,179	5,179,634
Term Loan B, 4.00%, 2/26/21		6,655	6,621,725
Jo-Ann Stores, Inc., Term B Loan, 4.00%, 3/16/18		2,965	2,962,712
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		8,833	8,851,738
The Neiman Marcus Group, Inc., Term Loan, 5.00%, 10/25/20		15,636	15,810,152
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		15,089	15,093,471
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		6,886	6,906,185
Things Remembered, Inc., Term Loan, 8.00%, 5/24/18		1,787	1,777,980
Toys ’R’ Us-Delaware, Inc.:
Term B-2 Loan, 5.25%, 5/25/18		1,928	1,612,969
Term B-3 Loan, 5.25%, 5/25/18		949	794,149

			102,254,698
Textiles, Apparel & Luxury Goods — 0.2%
Burlington Coat Factory Warehouse Corp., Term B-2 Loan, 4.25%, 2/23/17		1,221	1,228,155
PVH Corp. (FKA Phillips-Van Heusen Corp.), Tranche B Term Loan, 3.25%, 2/13/20		4,147	4,150,182

			5,378,337
Trading Companies & Distributors — 1.5%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		12,179	12,183,251
Fly Funding II S.à r.l., Loan, 4.50%, 8/09/19		1,007	1,021,100
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		20,514	20,571,473

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	17

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Trading Companies & Distributors (concluded)
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19	USD	2,778	$2,806,512
Nexeo Solutions LLC, Term Loan B3, 5.00%, 9/08/17		3,190	3,186,013
STS Operating, Inc., Term Loan, 4.75%, 2/12/21		3,295	3,303,237

			43,071,586
Transportation Infrastructure — 0.0%
Road Infrastructure Investment LLC, Term Loan (First Lien), 6.25%, 3/30/18		902	906,154
Wireless Telecommunication Services — 0.5%
Cricket Communications, Inc., B Term Loan, 4.75%, 10/10/19		1,730	1,730,424
SBA Senior Finance II LLC:
Delayed Draw Term Loan, 2.50%, 3/24/21		4,720	4,705,274
Incremental Tranche B-1- A Term Loan, 2.50%, 3/24/21		4,720	4,705,982
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19		3,878	3,891,427

			15,033,107
Total Floating Rate Loan Interests — 91.3%			2,577,099,505

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		5,640	5,796,679

Other Interests (c)(e)(f)	Beneficial Interest (000)		Value
Diversified Financial Services — 0.0%
J.G. Wentworth LLC Preferred Equity Interests:
135-Day Lockup (Acquired 5/31/13, cost $1,508,789)	USD	22	$398,881
180-Day Lockup (Acquired 5/31/13, cost $1,508,789)		22	398,881
Total Other Interests — 0.0%			797,762

Warrants (g)	Shares
Media — 0.0%
New Vision Holdings LLC:
(Issued 3/21/11, Expires 9/30/14, Strike Price $25)		7,419	401
(Issued 3/21/11, Expires 9/30/14, Strike Price $29.40)		41,217	2,230
Total Warrants — 0.0%			2,631
Total Long-Term Investments (Cost — $2,683,914,197) — 95.7%			2,702,942,823

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (h)(i)		238,341,164	238,341,164
Total Short-Term Securities (Cost — $238,341,164) — 8.4%			238,341,164
Total Investments (Cost — $2,922,255,361) — 104.1%			2,941,283,987
Liabilities in Excess of Other Assets — (4.1)%			(116,879,734)

Net Assets — 100.0%			$2,824,404,253

Notes to Consolidated Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registra- tion to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Par is less than $500.

(e)	Restricted security as to resale. As of February 28, 2014, the Fund held 0.0% of its net assets, with a current value of $797,762 and an original cost of $3,017,578 in these securities.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are sub- ject to adjustment under certain conditions until the expiration date of the warrants, if any.

(h)	Investments in issuers considered to be an affiliate of the Fund during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	291,929,015	(53,587,851)	238,341,164	$57,084

(i)	Represents the current yield as of report date.

See Notes to Consolidated Financial Statements.

18	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,874,849	CAD	4,252,000	Barclays Bank PLC	4/22/14	$39,913
USD	93,106	CAD	103,000	Citibank N.A.	4/22/14	209
USD	3,048,047	EUR	2,230,000	JPMorgan Chase Bank N.A.	4/22/14	(29,979)
USD	10,282,064	EUR	7,561,915	Royal Bank of Scotland PLC	4/22/14	(155,500)
USD	16,359,393	GBP	9,964,000	JPMorgan Chase Bank N.A.	4/22/14	(318,968)

Total						$(464,325)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobserv- able inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$51,474,429	$8,900,200	$60,374,629
Common Stocks	$1,445,323	2,694,472	32,887	4,172,682
Corporate Bonds	—	54,698,935	—	54,698,935
Floating Rate Loan Interests	—	2,411,214,345	165,885,160	2,577,099,505
Non-Agency Mortgage-Backed Securities	—	5,796,679	—	5,796,679
Other Interests	—	797,762	—	797,762
Warrants	—	—	2,631	2,631
Short-Term Securities	238,341,164	—	—	238,341,164
Unfunded Loan Commitments	—	599	—	599
Liabilities:
Unfunded Loan Commitments	—	(10,092)	—	(10,092)
Total	$239,786,487	$2,526,667,129	$174,820,878	$2,941,274,494

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	19

Consolidated Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$40,122	—	$40,122
Liabilities:
Foreign currency exchange contracts	—	(504,447)	—	(504,447)
Total	—	$(464,325)	—	$(464,325)

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$4,381,067	—	—	$4,381,067
Liabilities:
Bank overdraft	—	$(3,316,624)	—	(3,316,624)
Total	$4,381,067	$(3,316,624)	—	$1,064,443

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2013	$26,465,211	$31,321	$189,509,164	$823,611	$76,657	$216,905,964
Transfers into Level 3[2]	4,985,625	—	49,240,046	—	—	54,225,671
Transfers out of Level 3[3]	(17,556,625)	—	(104,471,189)	(549,019)	—	(122,576,833)
Accrued discounts/premiums	54,813	—	135,852	—	—	190,665
Net realized gain (loss)	113,187	—	315,253	(1,136,116)	—	(707,676)
Net change in unrealized appreciation/depreciation[4,5]	291,751	1,566	766,378	1,234,279	$(74,026)	2,219,948
Purchases	—	—	76,770,048	—	—	76,770,048
Sales	(5,453,762)	—	(46,380,392)	(372,755)	—	(52,206,909)
Closing Balance, as of February 28, 2014	$8,900,200	$32,887	$165,885,160	—	$2,631	$174,820,878

Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014[5]	$221,868	$1,566	$848,973	—	$(74,026)	$998,381

[2]

As of August 31, 2013, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $54,225,671 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]

As of August 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $122,576,833 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statement of Operations.

[5]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Consolidated Financial Statements.

20	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Consolidated Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $2,683,914,197)	$2,702,942,823
Investments at value — affiliated (cost — $238,341,164)	238,341,164
Foreign currency at value (cost — $4,312,922)	4,381,067
Investments sold receivable	62,638,673
Unrealized appreciation on foreign currency exchange contracts	40,122
Unrealized appreciation on unfunded loan commitments	599
Capital shares sold receivable	14,097,203
Interest receivable	11,964,782
Dividends receivable — affiliated	5,984
Prepaid expenses	123,072

Total assets	3,034,535,489

Liabilities
Bank overdraft	3,316,624
Investments purchased payable	191,751,006
Unrealized depreciation on foreign currency exchange contracts	504,447
Unrealized depreciation on unfunded loan commitments	10,092
Income dividends payable	3,272,325
Capital shares redeemed payable	8,877,579
Investment advisory fees payable	1,454,488
Service and distribution fees payable	308,309
Other affiliates payable	155,115
Officer’s and Trustees’ fees payable	7,199
Other accrued expenses payable	474,052

Total liabilities	210,131,236

Net Assets	$2,824,404,253

Net Assets Consist of
Paid-in capital	$2,912,437,791
Undistributed net investment income	106,418
Accumulated net realized loss	(106,869,455)
Net unrealized appreciation/depreciation	18,729,499

Net Assets	$2,824,404,253

Net Asset Value
Institutional — Based on net assets of $1,819,663,069 and 173,003,025 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.52

Investor A — Based on net assets of $765,644,332 and 72,822,464 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.51

Investor C — Based on net assets of $156,648,916 and 14,900,956 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.51

Investor C1 — Based on net assets of $82,447,936 and 7,841,993 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.51

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	21

Consolidated Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Investment Income
Interest	$56,828,823
Dividends — affiliated	57,084
Dividends — unaffiliated	80,186

Total income	56,966,093

Expenses
Investment advisory	6,443,041
Service and distribution — class specific	1,916,343
Administration	763,001
Transfer agent — class specific	590,058
Administration — class specific	220,140
Professional	128,391
Registration	110,855
Custodian	56,978
Printing	30,169
Officer and Trustees	24,969
Miscellaneous	188,696
Recoupment of past waived fees — fund level	388,584
Recoupment of past waived fees — class specific	37,658

Total expenses	10,898,883
Less fees waived by Manager	(101,084)
Less administration fees waived — Institutional	(1,795)
Less transfer agent fees waived — Institutional	(4)
Less transfer agent fees reimbursed — Institutional	(8,950)

Total expenses after fees waived and reimbursed	10,787,050

Net investment income	46,179,043

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	7,036,565
Foreign currency transactions	(1,399,050)

5,637,515

Net change in unrealized appreciation/depreciation on:
Investments	15,149,001
Unfunded loan commitments	(80,924)
Foreign currency translations	(318,881)

14,749,196

Total realized and unrealized gain	20,386,711

Net Increase in Net Assets Resulting from Operations	$66,565,754

See Notes to Consolidated Financial Statements.

22	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Consolidated Statements of Changes in Net Assets

Increase in Net Assets:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$46,179,043	$66,585,025
Net realized gain	5,637,515	12,410,604
Net change in unrealized appreciation/depreciation	14,749,196	(1,036,705)

Net increase in net assets resulting from operations	66,565,754	77,958,924

Dividends to Shareholders From
Net investment income:
Institutional	(29,786,449)	(40,073,265	)1
Investor A	(12,843,304)	(22,653,027	)1
Investor C	(1,961,645)	(2,450,507	)1
Investor C1	(1,289,271)	(3,465,689	)1

Decrease in net assets resulting from dividends to shareholders	(45,880,669)	(68,642,488)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	561,530,722	1,163,972,508

Redemption Fees
Redemption fees	—	51,363

Net Assets
Total increase in net assets	582,215,807	1,173,340,307
Beginning of period	2,242,188,446	1,068,848,139

End of period	$2,824,404,253	$2,242,188,446

Undistributed (distributions in excess of) net investment income, end of period	$106,418	$(191,956)

[1]	Determined in accordance with federal income tax regulations.

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	23

Financial Highlights

	Institutional
	Six Months Ended February 28, 2014[1] (Unaudited)	Year Ended August 31,		Period March 21, 2011[2] to August 31, 2011
		2013[1]	2012[1]

Per Share Operating Performance
Net asset value, beginning of period	$10.43	$10.32	$9.83	$10.32

Net investment income[3]	0.20	0.45	0.50	0.21
Net realized and unrealized gain (loss)	0.09	0.13 [4]	0.49 [4]	(0.50)[4]

Net increase (decrease) from investment operations	0.29	0.58	0.99	(0.29)

Dividends from net investment income	(0.20)	(0.47)[5]	(0.50)[5]	(0.20)[5]

Net asset value, end of period	$10.52	$10.43	$10.32	$9.83

Total Investment Return[6]
Based on net asset value	2.80%[7]	5.67%	10.29%	(2.86)%[7]

Ratios to Average Net Assets
Total expenses	0.71%[8,9]	0.73%[8]	0.80%	0.86%[9,10]

Total expenses after fees waived and/or reimbursed	0.70%[9]	0.70%	0.70%	0.70%[9]

Net investment income	3.85%[9]	4.25%	4.95%	4.52%[9]

Supplemental Data
Net assets, end of period (000)	$1,819,663	$1,372,062	$484,591	$249,255

Portfolio turnover	35%	91%	60%	46%

[1]	Consolidated Financial Highlights.

[2]	Commencement of operations.

[3]	Based on average shares outstanding.

[4]	Includes redemption fees, which are less than $0.005 per share.

[5]	Determined in accordance with federal income tax regulations.

[6]	Where applicable, assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]

Includes recoupment of past waived fees. Excluding the recoupment of past waived fees for the period ended February 28, 2014 and the year ended August 31, 2013, the ratio would have been 0.67% and 0.71%, respectively.

[9]	Annualized.

[10]	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.88%.

See Notes to Consolidated Financial Statements.

24	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Financial Highlights (continued)

	Investor A
	Six Months Ended February 28, 2014[1] (Unaudited)	Year Ended August 31,
		2013[1]	2012[1]	2011[2]	2010[2]	2009[2]
Per Share Operating Performance
Net asset value, beginning of period	$10.42	$10.31	$9.83	$9.98	$9.42	$10.50

Net investment income[3]	0.19	0.42	0.47	0.36	0.47	0.51
Net realized and unrealized gain (loss)	0.09	0.12 [4]	0.48 [4]	(0.15)[4]	0.56	(1.09)

Net increase (decrease) from investment operations	0.28	0.54	0.95	0.21	1.03	(0.58)

Dividends from net investment income	(0.19)	(0.43)[5]	(0.47)[5]	(0.36)[5]	(0.47)[5]	(0.50)[5]

Net asset value, end of period	$10.51	$10.42	$10.31	$9.83	$9.98	$9.42

Total Investment Return[6]
Based on net asset value	2.66%[7]	5.35%	9.80%	2.84%	11.20%	(4.69)%

Ratios to Average Net Assets
Total expenses	0.98%[8,9]	1.02%[8]	1.11%[8]	1.48%[10]	1.53%[10]	1.53%[10]

Total expenses after fees waived and/or reimbursed	0.97%[9]	1.01%	1.05%	1.41%[10]	1.53%[10]	1.53%[10]

Net investment income	3.58%[9]	3.99%	4.60%	4.12%[10]	4.82%[10]	5.97%[10]

Supplemental Data
Net assets, end of period (000)	$765,644	$659,910	$436,960	$347,363	$298,135	$311,662

Portfolio turnover of the Master LLC	—	—	—	45%[11]	108%	47%

Portfolio turnover	35%	91%	60%	46%[12]	—	—

[1]	Consolidated Financial Highlights.

[2]

On March 21, 2011, BlackRock Senior Floating Rate Fund, Inc. and BlackRock Senior Floating Rate Fund II, Inc. were reorganized into the Fund. The activity in the table presented above is for the accounting survivor, BlackRock Senior Floating Rate Fund, Inc., for the periods prior to the date of the reorganization and for the post-reorganization fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.76034411.

[3]	Based on average shares outstanding.

[4]	Includes redemption fees, which are less than $0.005 per share.

[5]	Determined in accordance with federal income tax regulations.

[6]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]

Includes recoupment of past waived fees. Excluding the recoupment of past waived fees for the period ended February 28, 2014 and the years ended August 31, 2013 and August 31, 2012, the ratio would have been 0.95%, 1.00% and 1.10%, respectively.

[9]	Annualized.

[10]	Includes the Fund’s share of the Master Senior Floating Rate LLC’s (the “Master LLC”) allocated expenses and/or net investment income.

[11]	For the period September 1, 2010 through March 20, 2011.

[12]

Prior to the reorganization on March 21, 2011, BlackRock Senior Floating Rate Fund, Inc. invested all of its assets in Master LLC. The rate shown is that of the post-reorganization stand alone fund for the period March 21, 2011 to August 31, 2011.

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	25

Financial Highlights (concluded)

	Investor C				Investor C1
	Six Months Ended February 28, 2014[1] (Unaudited)	Year Ended August 31,		Period March 21, 2011[2] to August 31, 2011	Six Months Ended February 28, 2014[1] (Unaudited)	Year Ended August 31,		Period March 21, 2011[2] to August 31, 2011
		2013[1]	2012[1]			2013[1]	2012[1]

Per Share Operating Performance
Net asset value, beginning of period	$10.42	$10.31	$9.82	$10.32	$10.42	$10.31	$9.83	$10.32

Net investment income[3]	0.15	0.34	0.39	0.16	0.16	0.37	0.42	0.17
Net realized and unrealized gain (loss)	0.09	0.12 [4]	0.49 [4]	(0.51)[4]	0.09	0.12 [4]	0.48 [4]	(0.50)[4]

Net increase (decrease) from investment operations	0.24	0.46	0.88	(0.35)	0.25	0.49	0.90	(0.33)

Dividends from net investment income	(0.15)	(0.35)[5]	(0.39)[5]	(0.15)[5]	(0.16)	(0.38)[5]	(0.42)[5]	(0.16)[5]

Net asset value, end of period	$10.51	$10.42	$10.31	$9.82	$10.51	$10.42	$10.31	$9.83

Total Investment Return[6]
Based on net asset value	2.28%[7]	4.56%	8.98%	(3.43)%[7]	2.40%[7]	4.84%	9.28%	(3.22)%[7]

Ratios to Average Net Assets
Total expenses	1.73%[8,9]	1.77%[8]	1.86%[8]	1.92%[9,10]	1.49%[9,11]	1.51%[11]	1.58%	1.64%[9,10]

Total expenses after fees waived and/or reimbursed	1.72%[9]	1.76%	1.80%	1.77%[9]	1.48%[9]	1.49%	1.54%	1.53%[9]

Net investment income	2.83%[9]	3.19%	3.85%	3.45%[9]	3.09%[9]	3.55%	4.15%	3.68%[9]

Supplemental Data
Net assets, end of period (000)	$156,649	$123,040	$46,765	$34,502	$82,448	$87,176	$100,532	$128,110

Portfolio turnover	35%	91%	60%	46%	35%	91%	60%	46%

[1]	Consolidated Financial Highlights.
[2]	Commencement of operations.
[3]	Based on average shares outstanding.
[4]	Includes redemption fees, which are less than $0.005 per share.
[5]	Determined in accordance with federal income tax regulations.
[6]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[7]	Aggregate total investment return.
[8]

Includes recoupment of past waived fees. There was no financial impact to the expense ratios for the year ended August 31, 2012. Excluding the recoupment of past waived fees for the period ended February 28, 2014 and the year ended August 31, 2013, the ratio would have been 1.69% and 1.74%, respectively.

[9]	Annualized.
[10]

Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C and Investor C1 would have been 1.94% and 1.66%, respectively.

[11]

Includes recoupment of past waived fees. Excluding the recoupment of past waived fees for the period ended February 28, 2014 and the year ended August 31, 2013, the ratio would have been 1.45% and 1.49%, respectively.

See Notes to Consolidated Financial Statements.

26	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Notes to Consolidated Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. These financial statements relate to one series of the Trust, BlackRock Floating Rate Income Portfolio (“Floating Rate Income” or the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C and Investor C1 Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor C1 Shares are only available for issuance to shareholders of BlackRock Senior Floating Rate Fund II, Inc. in connection with such fund’s reorganization. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Basis of Consolidation: The accompanying consolidated financial statements include the account of SFR Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold investments in J.G. Wentworth LLC Preferred Equity Interests, each an operating company and satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The

Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Investments in open-end registered investment companies are valued at NAV each business day.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	27

Notes to Consolidated Financial Statements (continued)

approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board.

Foreign Currency: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components may be treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., foreign currency exchange contracts) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four periods ended September 30, 2010, August 31, 2011, August 31, 2012 and August 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other

28	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Notes to Consolidated Financial Statements (continued)

appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Fund may have to subsequently reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage- backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Fund may not fully recoup its initial investment in IOs.

Floating Rate Loan Interests: The Fund may invest in floating rate loan interests. The floating rate loan interests held by the Fund are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	29

Notes to Consolidated Financial Statements (continued)

structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of February 28, 2014, the Fund had the following unfunded floating rate loan interests:

Borrower	Unfunded Floating Rate Loan Interests	Value of Underlying Floating Rate Loan Interests	Unrealized Appreciation (Depreciation)
Allied Security Holdings LLC	$1,844,184	$1,834,092	$(10,092)
American Energy Utica LLC	$2,666,164	$2,666,164	—
Power Buyer LLC	$293,766	$294,365	$599

4. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of February 28, 2014
	Derivative Assets
	Consolidated Statement of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$40,122

	Derivative Liabilities
	Consolidated Statement of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$504,447

30	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Notes to Consolidated Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations Six Months Ended February 28, 2014
Net Realized Loss From
Foreign currency exchange contracts:
Foreign currency transactions	$(1,538,173)

Net Change in Unrealized Appreciation/Depreciation on
Foreign currency exchange contracts:
Foreign currency translations	$(318,165)
For the six months ended February 28, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	4
Average US dollar amounts purchased	$33,896,766

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

At February 28, 2014, the Fund’s derivative assets and liabilities (by type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Foreign currency exchange contracts	$40,122	$504,447

Total derivative assets and liabilities subject to a Master Netting Agreement “MNA”	$40,122	$504,447

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund as of February 28, 2014:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Barclays Bank PLC	$39,913	—	—	—	$39,913
Citibank N.A.	209	—	—	—	209

Total	$40,122	—	—	—	$40,122

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
JPMorgan Chase Bank N.A.	$348,947	—	—	—	$348,947
Royal Bank of Scotland PLC	155,500	—	—	—	155,500

Total	$504,447	—	—	—	$504,447

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	31

Notes to Consolidated Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.550%
$1 Billion - $2 Billion	0.500%
$2 Billion - $3 Billion	0.475%
Greater than $3 Billion	0.450%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is included in fees waived by Manager in the Consolidated Statement of Operations. For the six months ended February 28, 2014, the amount waived was $101,084.

The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Taxable Subsidiary.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%
Investor C1	0.25%	0.50%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor C and Investor C1 shareholders.

For the six months ended February 28, 2014, the following table shows the class specific service and distribution fees borne directly by each class of the Fund:

Investor A	$901,789
Investor C	698,470
Investor C1	316,084
Total	$1,916,343

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended February 28, 2014, the Fund paid $49,295 to affiliates in return for these services, which is included in transfer agent — class specific in the Consolidated Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended February 28, 2014, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	$1,444
Investor A	3,192
Investor C	669
Investor C1	265
Total	$5,570

For the six months ended February 28, 2014, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	$319,322
Investor A	207,408
Investor C	38,410
Investor C1	24,918
Total	$590,058

32	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Notes to Consolidated Financial Statements (continued)

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Fund. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of the Fund. The combined administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 million - $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million - $1 Billion	0.015%
Greater than $1 Billion	0.005%

For the six months ended February 28, 2014, the Fund paid $781,133 to the Manager in return for these services, which is included in administration and administration — class specific in the Consolidated Statement of Operations.

For the six months ended February 28, 2014, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	$113,240
Investor A	78,902
Investor C	17,462
Investor C1	10,536
Total	$220,140

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a share class, which is included in administration fees waived — class specific in the Consolidated Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows:

Institutional	0.70%
Investor A	1.05%
Investor C	1.80%
Investor C1	1.80%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 1, 2015 unless approved by the Board, including a majority of the independent trustees.

These amounts waived or reimbursed are included in fees waived by Manager, and shown as administration fees waived — class specific, transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended February 28, 2014, there was no amount included in fees waived by Manager.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the six months ended February 28, 2014, the Manager recouped the following Fund level and class specific waivers and/or reimbursements:

Fund Level	$388,584
Institutional	$36,573
Investor A	$901
Investor C	$184

On February 28, 2014, the class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring August 31,
	2014	2015	2016
Institutional	$128,120	$151,066	$10,749

For the six months ended February 28, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $35,698.

For the six months ended February 28, 2014, affiliates received CDSCs relating to transactions in Investor A, Investor C and Investor C1 Shares of $17,319, $26,137 and $100, respectively.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	33

Notes to Consolidated Financial Statements (continued)

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Consolidated Statement of Operations.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2014, were $1,482,414,876 and $827,414,902, respectively.

7. Income Tax Information:

As of August 31, 2013, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,
2014	$2,561,691
2015	36,342,743
2016	23,949,741
2017	36,103,579
2018	5,675,863
No expiration date[1]	7,164,522
Total	$111,798,139

[1]	Must be utilized prior to losses subject to expiration.

As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,924,419,988

Gross unrealized appreciation	$24,889,713
Gross unrealized depreciation	(8,025,714)

Net unrealized appreciation	$16,863,999

8. Bank Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Participating Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Of the aggregate $800 million commitment amount, $300 million is specifically designated to the Fund. The remaining $500 million commitment is available to all Participating Funds, but the Fund may borrow up to an additional $200 million of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a commitment fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which, along with commitment fees, were allocated to it based upon the portion of the aggregate commitment designated to the Fund and other considerations. The Fund did not borrow under the credit agreement during the six months ended February 28, 2014.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed income markets. See the Consolidated Schedule of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

34	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Notes to Consolidated Financial Statements (concluded)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	80,736,766	$847,945,041	118,027,689	$1,233,412,566
Shares issued in reinvestment of dividends	2,002,315	21,022,411	2,787,257	29,100,158
Shares redeemed	(41,327,882)	(433,959,613)	(36,202,143)	(378,491,111)

Net increase	41,411,199	$435,007,839	84,612,803	$884,021,613

Investor A
Shares sold	19,800,172	$207,553,929	34,535,963	$360,490,229
Shares issued in reinvestment of dividends	990,549	10,393,014	1,614,723	16,841,630
Shares redeemed	(11,282,519)	(118,394,446)	(15,210,273)	(158,939,741)

Net increase	9,508,202	$99,552,497	20,940,413	$218,392,118

Investor C
Shares sold	4,502,026	$47,204,185	8,430,233	$88,045,908
Shares issued in reinvestment of dividends	155,518	1,631,677	191,549	1,998,125
Shares redeemed	(1,562,938)	(16,391,346)	(1,350,973)	(14,094,469)

Net increase	3,094,606	$32,444,516	7,270,809	$75,949,564

Investor C1
Shares sold	889	$9,250	5,996	$62,523
Shares issued in reinvestment of dividends	76,372	801,081	207,447	2,162,696
Shares redeemed	(599,473)	(6,284,461)	(1,599,019)	(16,616,006)

Net decrease	(522,212)	$(5,474,130)	(1,385,576)	$(14,390,787)

Total Net Increase	53,491,795	$561,530,722	111,438,449	$1,163,972,508

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	35

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Financial Management, Inc.

New York, NY 10055

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

36	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling
(800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	37

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio
BlackRock Global Long/Short Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Long-Horizon Equity Fund
BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Real Estate Securities Fund
BlackRock Russell 1000® Index Fund
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock CoRI Funds
2015
2017
2019
2021
2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Investment Grade Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund
BlackRock Short-Term Treasury Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock U.S. Government Bond Portfolio
BlackRock U.S. Mortgage Portfolio
BlackRock Ultra-Short Obligations Fund
BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund
BlackRock Strategic Municipal
Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 28, 2014	39

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

FRI-2/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 1, 2014

3